Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SBSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	0.54%
[1]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin S&P 500 Index Fund returned 35.60%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, a graphics, computing and networking solutions company, with its weight in the benchmark and triple-digit performance, was the top contributor. The company’s compute and networking segment, which includes AI, was its biggest revenue generator.

↑	Microsoft, a software and technology company, contributed meaningfully on consistent earnings per share and revenue beats for the period.
↑	Apple, a technology company, outperformed the benchmark as its expanding services sector, including Apple Music and Apple TV+, played a pivotal role in its revenue growth.

Top detractors from performance:
↓	Chevron, an energy and chemical company, was the top detractor considering both its weight in the benchmark and negative return, it suffered along with the Energy sector as a whole over the period.
↓	Tesla, an automotive and energy generation and storage company, only meaningfully weighted, underperformed as returns were significantly lower than the benchmark overall.
↓
Intel, a chip manufacturer, with a negative return in a positive return environment; saw its quarterly margins and guidance come in worse than expected and is pursuing major cost-cutting and restructuring initiatives.

Use of derivatives and the impact on performance:
The Fund used S&P 500 futures to manage cash flows, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	35.60	15.39	12.76
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 567,725,831
Holdings Count | $ / shares	504	[2]
Advisory Fees Paid, Amount	$ 962,174
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$567,725,831
Total Number of Portfolio Holdings*	504
Total Management Fee Paid	$962,174
Portfolio Turnover Rate	1%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class D
Shareholder Report [Line Items]
Fund Name	Franklin S&P 500 Index Fund
Class Name	Class D
Trading Symbol	SBSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$40	0.34%
[3]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class D shares of Franklin S&P 500 Index Fund returned 35.89%. The Fund compares its performance to the S&P 500 Index, which returned 36.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, a graphics, computing and networking solutions company, with its weight in the benchmark and triple-digit performance, was the top contributor. The company’s compute and networking segment, which includes AI, was its biggest revenue generator.

↑	Microsoft, a software and technology company, contributed meaningfully on consistent earnings per share and revenue beats for the period.
↑	Apple, a technology company, outperformed the benchmark as its expanding services sector, including Apple Music and Apple TV+, played a pivotal role in its revenue growth.

Top detractors from performance:
↓	Chevron, an energy and chemical company, was the top detractor considering both its weight in the benchmark and negative return, it suffered along with the Energy sector as a whole over the period.
↓	Tesla, an automotive and energy generation and storage company, only meaningfully weighted, underperformed as returns were significantly lower than the benchmark overall.
↓
Intel, a chip manufacturer, with a negative return in a positive return environment; saw its quarterly margins and guidance come in worse than expected and is pursuing major cost-cutting and restructuring initiatives.

Use of derivatives and the impact on performance:
The Fund used S&P 500 futures to manage cash flows, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class D	35.89	15.63	13.00
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 567,725,831
Holdings Count | $ / shares	504	[4]
Advisory Fees Paid, Amount	$ 962,174
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$567,725,831
Total Number of Portfolio Holdings*	504
Total Management Fee Paid	$962,174
Portfolio Turnover Rate	1%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.